Securities - Gross Unrealized Losses (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	$ 148,632	$ 16,346
Less than Twelve Months, Gross Unrealized Losses	(1,428)	(99)
Twelve Months or Longer, Fair Value	20,346	49,554
Twelve Months or Longer, Gross Unrealized Losses	(596)	(736)
Total, Fair Value	168,978	65,900
Total, Gross Unrealized Losses	(2,024)	(835)
Temporarily impaired AFS debt securities | Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	148,151	15,791
Less than Twelve Months, Gross Unrealized Losses	(1,409)	(66)
Twelve Months or Longer, Fair Value	20,248	49,554
Twelve Months or Longer, Gross Unrealized Losses	(582)	(736)
Total, Fair Value	168,399	65,345
Total, Gross Unrealized Losses	(1,991)	(802)
Temporarily impaired AFS debt securities | Agency
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	131,511	1,366
Less than Twelve Months, Gross Unrealized Losses	(1,245)	(8)
Twelve Months or Longer, Fair Value	14,895	43,118
Twelve Months or Longer, Gross Unrealized Losses	(443)	(585)
Total, Fair Value	146,406	44,484
Total, Gross Unrealized Losses	(1,688)	(593)
Temporarily impaired AFS debt securities | Agency-collateralized mortgage obligations
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,271	2,242
Less than Twelve Months, Gross Unrealized Losses	(9)	(19)
Twelve Months or Longer, Fair Value	1,637	3,075
Twelve Months or Longer, Gross Unrealized Losses	(62)	(60)
Total, Fair Value	2,908	5,317
Total, Gross Unrealized Losses	(71)	(79)
Temporarily impaired AFS debt securities | Commercial
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,066
Less than Twelve Months, Gross Unrealized Losses	(61)
Twelve Months or Longer, Fair Value	0
Twelve Months or Longer, Gross Unrealized Losses	0
Total, Fair Value	4,066
Total, Gross Unrealized Losses	(61)
Temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	553	307
Less than Twelve Months, Gross Unrealized Losses	(5)	(3)
Twelve Months or Longer, Fair Value	723	809
Twelve Months or Longer, Gross Unrealized Losses	(32)	(41)
Total, Fair Value	1,276	1,116
Total, Gross Unrealized Losses	(37)	(44)
Temporarily impaired AFS debt securities | Mortgage-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	137,401	3,915
Less than Twelve Months, Gross Unrealized Losses	(1,320)	(30)
Twelve Months or Longer, Fair Value	17,255	47,002
Twelve Months or Longer, Gross Unrealized Losses	(537)	(686)
Total, Fair Value	154,656	50,917
Total, Gross Unrealized Losses	(1,857)	(716)
Temporarily impaired AFS debt securities | U.S. Treasury and agency securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,172	10,121
Less than Twelve Months, Gross Unrealized Losses	(5)	(22)
Twelve Months or Longer, Fair Value	190	667
Twelve Months or Longer, Gross Unrealized Losses	(4)	(10)
Total, Fair Value	1,362	10,788
Total, Gross Unrealized Losses	(9)	(32)
Temporarily impaired AFS debt securities | Non-U.S. securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	0	157
Less than Twelve Months, Gross Unrealized Losses	0	(9)
Twelve Months or Longer, Fair Value	134	32
Twelve Months or Longer, Gross Unrealized Losses	(3)	(2)
Total, Fair Value	134	189
Total, Gross Unrealized Losses	(3)	(11)
Temporarily impaired AFS debt securities | Corporate/Agency bonds
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	107	43
Less than Twelve Months, Gross Unrealized Losses	(3)	(1)
Twelve Months or Longer, Fair Value	0	93
Twelve Months or Longer, Gross Unrealized Losses	0	(1)
Total, Fair Value	107	136
Total, Gross Unrealized Losses	(3)	(2)
Temporarily impaired AFS debt securities | Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	5,071	575
Less than Twelve Months, Gross Unrealized Losses	(69)	(3)
Twelve Months or Longer, Fair Value	792	1,080
Twelve Months or Longer, Gross Unrealized Losses	(17)	(19)
Total, Fair Value	5,863	1,655
Total, Gross Unrealized Losses	(86)	(22)
Temporarily impaired AFS debt securities | Total taxable securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	143,751	14,811
Less than Twelve Months, Gross Unrealized Losses	(1,397)	(65)
Twelve Months or Longer, Fair Value	18,371	48,874
Twelve Months or Longer, Gross Unrealized Losses	(561)	(718)
Total, Fair Value	162,122	63,685
Total, Gross Unrealized Losses	(1,958)	(783)
Temporarily impaired AFS debt securities | Tax-exempt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,400	980
Less than Twelve Months, Gross Unrealized Losses	(12)	(1)
Twelve Months or Longer, Fair Value	1,877	680
Twelve Months or Longer, Gross Unrealized Losses	(21)	(18)
Total, Fair Value	6,277	1,660
Total, Gross Unrealized Losses	(33)	(19)
Other-than-temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	481	555
Less than Twelve Months, Gross Unrealized Losses	(19)	(33)
Twelve Months or Longer, Fair Value	98	0
Twelve Months or Longer, Gross Unrealized Losses	(14)	0
Total, Fair Value	579	555
Total, Gross Unrealized Losses	$ (33)	$ (33)